Note 10 - Long-term Debt - Long-term Debt and Convertible Debentures (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Revolving Credit Facility	$ 430,167	$ 246,411
Senior Notes	239,577
Capital leases maturing at various dates through 2021	1,470	1,991
Other long-term debt maturing at various dates up to 2021	910	1,491
Long-term debt	672,123	249,893
Long-term debt - current (note 10)	1,834	2,426
Long-term debt - non-current (note 10)	$ 670,289	$ 247,467